                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                           GT GLOBAL MONEY MARKET FUND
                         GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                      GT GLOBAL VARIABLE INTERNATIONAL FUND
                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                       GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                     GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                      GT GLOBAL VARIABLE LATIN AMERICA FUND
                    GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                         Supplement dated June 22, 1999
                      to the Prospectus dated May 3, 1999,
                          as Supplemented May 21, 1999

This supplement supersedes and replaces in its entirety the supplement dated May 21, 1999.

The Boards of Trustees of GT Global Variable Investment Series and GT Global Variable Investment Trust (collectively, the GT Global Variable Investment Funds) unanimously approved, on June 15, 1999, an Agreement and Plan of Reorganization ("Plan") pursuant to which each GT Global Variable Investment Fund, would transfer substantially all of its assets to AIM Variable Insurance Funds, Inc. as follows:

         GT Global Variable Investment Funds                  AIM Variable Insurance Funds, Inc.
         -----------------------------------                  ----------------------------------
         GT Global Variable Growth & Income Fund              AIM V.I. Global Growth and Income Fund

         GT Global Variable America Fund                      AIM V.I. Capital Appreciation Fund

         GT Global Variable International Fund
         GT Global Variable Europe Fund
         GT Global Variable Natural Resources Fund
         GT Global Variable Infrastructure Fund               AIM V.I. International Equity Fund
         GT Global Variable New Pacific Fund
         GT Global Variable Latin America Fund
         GT Global Variable Emerging Markets
          Fund

         GT Global Variable Telecommunications                AIM V.I. Telecommunications Fund
          Fund

         GT Global Variable Strategic Income Fund             AIM V.I. Diversified Income Fund
         GT Global Variable Global Government
          Income Fund

         GT Global Variable U.S. Government                   AIM V.I. Government Securities Fund
          Income Fund

         GT Global Money Market Fund                          AIM V.I. Money Market Fund

As a result of the transaction, shareholders of each series of the GT Global Variable Investment Funds would receive shares of the corresponding series of the AIM Variable Insurance Funds, Inc. in exchange for their shares of the GT Global Variable Investment Funds, and the GT Global Variable Investment Funds would cease operations.

The Plan requires the approval of each series of the GT Global Variable Investment Funds' shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August, 1999. If the Plan is approved by shareholders of the GT Global Variable Investment Funds, and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before mid-October, 1999.

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: NEW PACIFIC FUND - ANNUAL TOTAL RETURNS, on page 4 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                New Pacific Fund

[GRAPH]

12/31/94           -12.47%
12/31/95            -0.21%
12/31/96            30.97%
12/31/97           -41.11%
12/31/98           -14.54%

         During the 5-year period shown in the bar chart, the highest quarterly return was 18.00% (quarter ended 12/31, 1998) and the lowest quarterly return was -30.58% (quarter ended 12/31,1997)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: EUROPE FUND - ANNUAL TOTAL RETURNS, on page 6 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                   Europe Fund

[GRAPH]

12/31/94            -0.59%
12/31/95             9.66%
12/31/96            30.25%
12/31/97            15.14%
12/31/98            15.98%

         During the 5-year period shown in the bar chart, the highest quarterly return was 22.51% (quarter ended 3/31, 1998) and the lowest quarterly return was -21.24% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: INTERNATIONAL FUND - ANNUAL TOTAL RETURNS, on page 8 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               International Fund
[GRAPH]

12/31/95            -1.14%
12/31/96             8.52%
12/31/97             6.93%
12/31/98            -0.64%

         During the 4-year period shown in the bar chart, the highest quarterly return was 15.13% (quarter ended 12/31, 1998) and the lowest quarterly return was -21.95% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: AMERICA FUND - ANNUAL TOTAL RETURNS, on page 9 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                  America Fund

[GRAPH]

12/31/94            18.88%
12/31/95            25.37%
12/31/96            18.55%
12/31/97            14.88%
12/31/98             8.09%

         During the 5-year period shown in the bar chart, the highest quarterly return was 28.84% (quarter ended 12/31, 1998) and the lowest quarterly return was -25.59% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: INFRASTRUCTURE FUND - ANNUAL TOTAL RETURNS, on page 12 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               Infrastructure Fund

[GRAPH]

12/31/96            24.88%
12/31/97             5.00%
12/31/98             6.34%

         During the 3-year period shown in the bar chart, the highest quarterly return was 14.34% (quarter ended 12/31, 1998) and the lowest quarterly return was -15.82% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: INFRASTRUCTURE FUND - PERFORMANCE TABLE, on page 12 of the prospectus is deleted in its entirety and replaced with the following:

                                "PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

                          AVERAGE ANNUAL TOTAL RETURN(1)
                          (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                            LIFE OF
                                                              1 YEAR        FUND*
                                                              ------        -------
                           Infrastructure Fund..............  6.34%        11.69%
                           MSCI AC World Index**............ 21.72%        17.95%

                           -------------------------------------
                          (1)       Assumes reinvestment of dividends and
                                    distributions.
                           * This column shows the returns of the fund and of the MSCI AC World Index since January 31, 1995, the fund's date of inception.
                           ** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets"

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: NATURAL RESOURCES FUND - ANNUAL TOTAL RETURNS, on page 14 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                             Natural Resources Fund
[GRAPH]

12/31/96            51.15%
12/31/97             1.29%
12/31/98           -33.01%

         During the 3-year period shown in the bar chart, the highest quarterly return was 30.72% (quarter ended 9/30, 1997) and the lowest quarterly return was -20.75% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: NATURAL RESOURCES FUND - PERFORMANCE TABLE, on page 14 of the prospectus is deleted in its entirety and replaced with the following:

                                "PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

                          AVERAGE ANNUAL TOTAL RETURN(1)
                          (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                            LIFE OF
                                                              1 YEAR        FUND*
                                                              ------        -------
                           Natural Resources Fund.........  (33.01)%         5.94%
                           MSCI AC World Index**..........   21.72%         17.95%

                           -----------------------------
                           (1) Assumes reinvestment of dividends and distributions.
                           * This column shows the returns of the fund and of the MSCI AC World Index since January 31, 1995, the fund's date of inception.
                           ** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: TELECOMMUNICATIONS FUND - ANNUAL TOTAL RETURNS, on page 16 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                             Telecommunications Fund

[GRAPH]

12/31/94             7.15%
12/31/95            23.66%
12/31/96            19.34%
12/31/97            14.56%
12/31/98            22.11%

         During the 5-year period shown in the bar chart, the highest quarterly return was 30.84% (quarter ended 12/31, 1998) and the lowest quarterly return was -23.31% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: LATIN AMERICA FUND - ANNUAL TOTAL RETURNS, on page 19 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               Latin America Fund

[GRAPH]

12/31/94             9.14%
12/31/95           -24.14%
12/31/96            22.48%
12/31/97            14.53%
12/31/98           -41.70%

         During the 5-year period shown in the bar chart, the highest quarterly return was 36.10% (quarter ended 9/30, 1994) and the lowest quarterly return was -33.28% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: EMERGING MARKETS FUND - ANNUAL TOTAL RETURNS, on page 21 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower..

                              Emerging Markets Fund

[GRAPH]

12/31/95            -7.54%
12/31/96            31.07%
12/31/97           -13.76%
12/31/98           -36.90%

         During the 4-year period shown in the bar chart, the highest quarterly return was 17.28% (quarter ended 3/31, 1996) and the lowest quarterly return was -27.32% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: GROWTH & INCOME FUND - ANNUAL TOTAL RETURNS, on page 23 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                              Growth & Income Fund

[GRAPH]

12/31/94            -2.85%
12/31/95            15.49%
12/31/96            16.33%
12/31/97            16.22%
12/31/98            19.60%


         During the 5-year period shown in the bar chart, the highest quarterly return was 12.21% (quarter ended 12/31, 1998) and the lowest quarterly return was -7.64% (quarter ended 9/30, 1998)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: STRATEGIC INCOME FUND - ANNUAL TOTAL RETURNS, on page 26 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                              Strategic Income Fund

[GRAPH]

12/31/94           -17.09%
12/31/95            19.50%
12/31/96            21.59%
12/31/97             7.14%
12/31/98            -0.61%

         During the 5-year period shown in the bar chart, the highest quarterly return was 9.79% (quarter ended 3/31, 1995) and the lowest quarterly return was -17.63% (quarter ended 3/31, 1994)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: GLOBAL GOVERNMENT INCOME FUND - ANNUAL TOTAL RETURNS, on page 29 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                          Global Government Income Fund

[GRAPH]

12/31/94            -8.70%
12/31/95            15.86%
12/31/96             6.17%
12/31/97             4.37%
12/31/98            12.69%

         During the 5-year period shown in the bar chart, the highest quarterly return was 6.53% (quarter ended 3/31, 1995) and the lowest quarterly return was -6.38% (quarter ended 3/31, 1994)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: U.S. GOVERNMENT INCOME FUND
- ANNUAL TOTAL RETURNS, on page 31 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                           U.S. Government Income Fund

[GRAPH]

12/31/94            -6.27%
12/31/95            14.73%
12/31/96             2.23%
12/31/97             8.30%
12/31/98             9.06%

         During the 5-year period shown in the bar chart, the highest quarterly return was 5.44% (quarter ended 9/30, 1998) and the lowest quarterly return was -4.97% (quarter ended 3/31, 1994)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: MONEY MARKET FUND - ANNUAL TOTAL RETURNS, on page 33 of the prospectus is deleted in its entirety and replaced with the following:

                              "ANNUAL TOTAL RETURNS

         The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                Money Market Fund

[GRAPH]

12/31/94             3.48%
12/31/95             5.24%
12/31/96             4.75%
12/31/97             5.39%
12/31/98             5.22%

         During the 5-year period shown in the bar chart, the highest quarterly return was 1.66% (quarter ended 12/31, 1997) and the lowest quarterly return was 0.62% (quarter ended 3/31, 1994)."

The section entitled INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS, AND PERFORMANCE INFORMATION: MONEY MARKET FUND - SEVEN-DAY YIELD, on page 33 of the prospectus is deleted in its entirety and replaced with the following:

                                 "SEVEN DAY YIELD

         The Money Market Fund's seven-day yield on December 31, 1998 was 3.85%. For the current seven-day yield, call (800) 347-4246."

The section entitled "FUND MANAGEMENT - INFRASTRUCTURE FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:

                               "INFRASTRUCTURE FUND

                                  Responsibilities for                       Business Experience
            Name/Office                 the Fund                                Past 5 Years
            -----------                 --------                                ------------
     Claude C. Cody IV            Portfolio Manager      Vice President of AIM Capital and Senior Portfolio
                                     since 1999          Manager.  Mr. Cody has been associated with AIM and/or its affiliates since 1992.

                                   Portfolio Manager     Senior Vice President of AIM Capital and Senior Portfolio
     Robert G. Alley                  since 1999         Manager.  Mr. Alley has been associated with AIM and/or
                                                         its affiliates since 1992.

     Craig A. Smith               Portfolio Manager      Vice President of AIM Capital and Senior Portfolio
                                     since 1999          Manager.  Mr. Smith has been associated with AIM and/or
                                                         its affiliates since 1989.


                                       9

     Carolyn L. Gibbs             Portfolio Manager      Vice   President  of  AIM  Capital  and  Senior   Portfolio
                                     since 1999          Manager.  Ms. Gibbs has been associated with AIM and/or its affiliates since 1992.

     Meggan M. Walsh              Portfolio Manager      Vice President of AIM Capital.  Ms. Walsh has been
                                     since 1999          associated with AIM and/or its affiliates since 1991."



The section entitled "FUND MANAGEMENT - NATURAL RESOURCES FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:


                                               "NATURAL RESOURCES FUND

                                  Responsibilities for                       Business Experience
            Name/Office                 the Fund                                 Past 5 Years
            -----------                 --------                                ------------
     Derek H. Webb                Portfolio Manager      Portfolio  Manager  since  1994 and  Analyst  from  1992 to
                                     since 1995             1994, INVESCO (NY), Inc.

     Roger Mortimer               Portfolio Manager      Portfolio  Manager  since  1997  and  Assistant   Portfolio
                                     since 1999          Manager from 1995 to 1997.

     Michael Yellen               Portfolio Manager      Portfolio  Manager  since 1996,  INVESCO  (NY),  Inc.  Mr.
                                      since 1999         Yellen has been  associated  with AIM and/or its affiliates since 1994."

The section entitled "FUND MANAGEMENT - STRATEGIC INCOME FUND" on page 38 of the prospectus should be deleted in its entirety and replaced with the following:

                                               "STRATEGIC INCOME FUND

                                  Responsibilities for                         Business Experience
          Name/Office                  the Fund                                  Past 5 Years
          -----------                  --------                                  ------------
     Craig Munro                  Portfolio Manager      Portfolio Manager, INVESCO (NY), Inc., since August 1997.
                                     since 1998          Vice President and Senior Analyst in Emerging Markets Group
                                                         of the Global Fixed Income Division of Merrill Lynch Asset
                                                         Management, from 1993 to August 1997.

     Cheng-Hock Lau               Portfolio Manager      Chief Investment Officer for Global Fixed Income (since
                                  since 1998             October 1996) and Senior Portfolio Manager for
                                                         Global/International Fixed Income (July 1995 to October
                                                         1996), INVESCO (NY), Inc. Employed by Chancellor Capital
                                                         from 1995 to October 1996.  Senior Vice President and Senior
                                                         Portfolio Manager, Fiduciary Trust Company International,
                                                         from 1993 to 1995.

     Paul Griffiths               Portfolio Manager      Director and Head of Global Fixed Income Team and Portfolio
                                       since 1999        Manager for INVESCO Asset Management Group Ltd. since June
                                                         1997.  Portfolio Manager from 1994 to 1997.  Global Bond
                                                         Fund Manager for Lazard Investors from 1993 to 1994.


                                       10

     Kieron Nutbrown             Portfolio Manager       Portfolio Manager for INVESCO Asset Management Group Ltd.
                                     since 1999          since March 1997.  Quantitative Analyst and Portfolio
                                                         Manager for Foreign & Colonial Management from 1994 to 1997."

The section entitled "FUND MANAGEMENT - GLOBAL GOVERNMENT INCOME FUND" on page 38 of the prospectus should be deleted in its entirety and replaced with the following:

                                         "GLOBAL GOVERNMENT INCOME FUND

                                  Responsibilities for                      Business Experience
          Name/Office                  the Fund                                Past 5 Years
          -----------                  --------                                ------------
     Thomas J. Berger             Portfolio Manager      Director and Head of the Global Fixed Income Group, for
                                     since 1998          INVESCO Asset Management Ltd. since 1997.  Director of
                                                         Mercury Asset Management plc from 1993 to 1997.

     Paul Griffiths               Portfolio Manager      Director and Head of Global Fixed Income Team and Portfolio
                                     since 1999          Manager for INVESCO Asset Management Group Ltd. since June
                                                         1997.  Portfolio Manager from 1994 to 1997.  Global Bond
                                                         Fund Manager for Lazard Investors from 1993 to 1994.


     Kieron Nutbrown              Portfolio Manager      Portfolio Manager for INVESCO Asset Management Group Ltd.
                                     since 1999          since March 1997.  Quantitative Analyst and Portfolio
                                                         Manager for Foreign & Colonial Management from 1994 to 1997."

                                       11